Nuveen Credit Strategies Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 168.7%   (99.9% of Total Investments)
X
1,107,729,488 VARIABLE RATE SENIOR LOAN INTERESTS - 140.2% (83.1% of Total Investments) (2)
X 1,107,729,488
Aerospace & Defense - 1.5% (0.9% of Total Investments)
$ 1,955 TransDigm, Inc., Term Loan H 8.148% SOFR90A 3.250% 2/22/27 Ba3 $ 1,959,382
10,210 TransDigm, Inc., Term Loan I 8.148% SOFR90A 3.250% 8/24/28 Ba3 10,213,826
Total Aerospace & Defense 12,173,208
Automobile Components - 1.3% (0.8% of Total Investments)
2,055 Clarios Global LP, Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 2,054,137
7,607 Clarios Global LP, Term Loan
B
8.275% 1-Month LIBOR 3.250% 4/30/26 B+ 7,601,318
459 DexKo Global Inc., Term
Loan B
8.909% 3-Month LIBOR 3.750% 10/04/28 B2 438,212
Total Automobile Components 10,093,667
Beverages - 1.3% (0.8% of Total Investments)
1,705 Arterra Wines Canada, Inc.,
Term Loan
8.659% 3-Month LIBOR 3.500% 11/25/27 B 1,669,670
2,842 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC 1,181,143
4,863 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 4,835,459
2,833 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 2,692,078
Total Beverages 10,378,350
Broadline Retail - 0.1% (0.0% of Total Investments)
328 Belk, Inc., Term Loan 12.458% 1-Month LIBOR 7.500% 7/31/25 CCC 278,749
1,612 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 265,925
Total Broadline Retail 544,674
Building Products - 2.0% (1.2% of Total Investments)
5,199 Chamberlain Group Inc,
Term Loan B
8.275% 1-Month LIBOR 3.250% 10/22/28 B 5,054,988
558 Cornerstone Building
Brands, Inc., Term Loan B
8.240% TSFR1M 3.250% 4/12/28 B 507,653
8,701 Quikrete Holdings, Inc., Term
Loan, First Lien
7.650% 1-Month LIBOR 2.625% 1/31/27 Ba2 8,663,186
988 Standard Industries Inc.,
Term Loan B
7.329% TSFR1M 2.250% 9/22/28 BBB- 987,366
704 Zurn Holdings, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 10/04/28 BB+ 704,680
Total Building Products 15,917,873
Capital Markets - 0.3% (0.2% of Total Investments)
2,142 Motion Finco Sarl, Term Loan
B1 , (WI/DD)
TBD TBD TBD TBD B 2,116,641
Total Capital Markets 2,116,641

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Chemicals - 2.9% (1.7% of Total Investments)
$ 887 ASP Unifrax Holdings Inc,
Term Loan B
8.909% 3-Month LIBOR 3.750% 12/12/25 BB $ 820,487
2,992 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
8.068% SOFR90A 3.000% 12/08/29 BBB- 3,005,128
903 Diamond (BC) B.V., Term
Loan B
7.952% SOFR30A +
SOFR90A
2.750% 9/29/28 Ba3 903,107
3,312 Discovery Purchaser
Corporation, Term Loan
9.284% TSFR3M 4.375% 8/03/29 B- 3,178,901
239 Eco Services Operations
Corp, Term Loan , (WI/DD)
TBD TBD TBD TBD BB- 238,958
1,375 H.B. Fuller Company, Term
Loan B
7.482% SOFR30A 2.500% 2/08/30 BBB- 1,384,027
1,120 INEOS Quattro Holdings UK
Ltd, Term Loan
8.832% SOFR30A 3.750% 3/03/30 BB 1,120,000
1,699 INEOS Styrolution US
Holding LLC, Term Loan B
7.847% 1-Month LIBOR 2.750% 1/29/26 BB+ 1,693,844
2,890 Ineos US Finance LLC, Term
Loan B
8.568% SOFR90A 3.500% 2/09/30 BB 2,887,587
455 Kraton Corporation, Term
Loan
8.544% SOFR90A 3.250% 3/15/29 BB 455,441
485 Starfruit Finco B.V, Term Loan 8.990% SOFR90A 4.000% 3/03/28 B+ 484,394
2,668 Starfruit Finco B.V, Term
Loan B
7.895% SOFR90A 2.750% 10/01/25 BB- 2,662,005
3,731 Trinseo Materials Operating
S.C.A., Term Loan , (DD1)
7.025% 1-Month LIBOR 2.000% 9/09/24 Ba2 3,687,234
Total Chemicals 22,521,113
Commercial Services & Supplies - 4.4% (2.6% of Total Investments)
2,506 Amentum Government
Services Holdings LLC, Term
Loan
8.898% SOFR90A 4.000% 2/07/29 B 2,412,085
1,143 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 1,133,578
2,210 Covanta Holding
Corporation, Term Loan B
7.496% SOFR30A 2.500% 11/30/28 Ba1 2,202,832
167 Covanta Holding
Corporation, Term Loan C
7.496% SOFR30A 2.500% 11/30/28 Ba1 166,673
8,712 Garda World Security
Corporation, Term Loan B
9.296% SOFR30A 4.250% 10/30/26 BB+ 8,708,373
3,600 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/31/27 BB- 3,606,809
3,915 Prime Security Services
Borrower, LLC, Term Loan ,
(WI/DD)
TBD TBD TBD TBD BB- 3,913,160
7,974 Trans Union, LLC, Term Loan
B5
6.775% 1-Month LIBOR 1.750% 11/13/26 BBB- 7,954,491
1,437 Vertical US Newco Inc, Term
Loan B
8.602% 6-Month LIBOR 3.500% 7/31/27 B+ 1,404,520
2,184 West Corporation, Term
Loan B3
9.068% SOFR90A 4.000% 4/10/27 B1 1,973,205
1,474 WIN Waste Innovations
Holdings, Inc., Term Loan B
7.847% SOFR30A 2.750% 3/25/28 B 1,404,167
Total Commercial Services & Supplies 34,879,893
Communications Equipment - 2.5% (1.5% of Total Investments)
5,260 Avaya, Inc., Term Loan B (5) 9.090% 1-Month LIBOR 4.250% 12/15/27 D 1,262,533
3,386 CommScope, Inc., Term
Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 4/04/26 B1 3,145,454
3,270 Delta TopCo, Inc., Term
Loan B
8.656% TSFR3M 3.750% 12/01/27 B2 3,136,249

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment (continued)
$ 1,158 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B $ 1,151,444
8,377 Maxar Technologies Ltd.,
Term Loan B
9.332% SOFR90A 4.250% 6/09/29 B+ 8,377,454
440 MLN US HoldCo LLC, Term
Loan
11.782% TSFR3M 6.700% 10/18/27 CCC+ 253,009
975 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 269,312
3,984 Riverbed Technology,
Inc., Exit Term Loan , (cash
7.000%, PIK 2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa3 1,246,185
1,241 ViaSat, Inc., Term Loan 9.597% SOFR30A 4.500% 3/04/29 BB+ 1,207,594
Total Communications Equipment 20,049,234
Construction & Engineering - 0.5% (0.3% of Total Investments)
412 Aegion Corporation, Term
Loan
9.775% 1-Month LIBOR 4.750% 5/17/28 B 405,725
2,155 Centuri Group, Inc, Term
Loan B
7.489% 1 + 3 Month
LIBOR
2.500% 8/27/28 Ba2 2,141,075
1,431 Osmose Utilities Services,
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 6/22/28 B 1,389,418
Total Construction & Engineering 3,936,218
Consumer Finance - 0.6% (0.4% of Total Investments)
5,142 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/30/28 BB+ 5,096,210
Total Consumer Finance 5,096,210
Consumer Staples Distribution & Retail - 0.2% (0.2% of Total Investments)
1,966 US Foods, Inc., Term Loan B 7.775% 1-Month LIBOR 2.750% 11/22/28 BB 1,970,395
Total Consumer Staples Distribution & Retail 1,970,395
Containers & Packaging - 2.4% (1.4% of Total Investments)
4,291 Berry Global, Inc., Term
Loan Z
6.640% 1-Month LIBOR 1.750% 7/01/26 BBB- 4,286,301
3,804 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.257% SOFR30A 4.175% 3/30/29 B 3,723,158
772 Klockner-Pentaplast of
America, Inc., Term Loan B
10.129% SOFR180A 4.750% 2/09/26 B2 713,051
2,093 Reynolds Group Holdings
Inc. , Term Loan B
8.347% SOFR30A 3.250% 9/24/28 B+ 2,075,208
3,495 Reynolds Group Holdings
Inc. , Term Loan B2
8.347% SOFR30A 3.250% 2/05/26 B+ 3,489,805
4,937 TricorBraun Holdings, Inc.,
Term Loan
8.275% 1-Month LIBOR 3.250% 3/03/28 B2 4,827,130
Total Containers & Packaging 19,114,653
Diversified Consumer Services - 0.4% (0.2% of Total Investments)
3,581 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 2,965,479
Total Diversified Consumer Services 2,965,479
Diversified Financial Services - 0.0% (0.0% of Total Investments)
3,338 Ditech Holding Corporation,
Term Loan (5)
0.000% N/A N/A 12/19/22 N/R 200,265
Total Diversified Financial Services 200,265

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Telecommunication Services - 3.3% (1.9% of Total Investments)
$ 1,290 Altice France S.A., Term Loan
B12
8.948% 3-Month LIBOR 3.688% 1/31/26 B2 $ 1,246,905
11,505 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B2 11,192,148
56 CenturyLink, Inc., Term Loan
B
7.347% SOFR30A 2.250% 3/15/27 BB 38,624
1,183 Cincinnati Bell, Inc., Term
Loan B2
8.332% SOFR30A 3.250% 11/23/28 B+ 1,157,715
1,672 Cyxtera DC Holdings, Inc.,
Term Loan B
8.068% 3-Month LIBOR 3.000% 5/01/24 CCC+ 1,254,927
3,507 Eagle Broadband
Investments LLC, Term Loan
8.188% 3-Month LIBOR 3.000% 11/12/27 B+ 3,393,136
5,561 Frontier Communications
Corp., Term Loan B
8.813% 1-Month LIBOR 3.750% 10/08/27 BB+ 5,327,989
977 Numericable Group SA,
Term Loan B11
8.023% 3-Month LIBOR 2.750% 7/31/25 B2 955,411
1,490 Zayo Group Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD B2 1,215,997
Total Diversified Telecommunication Services 25,782,852
Electric Utilities - 2.1% (1.3% of Total Investments)
3,769 Talen Energy Supply, LLC,
Term Loan B (5)
8.775% 1-Month LIBOR 3.750% 7/08/26 N/R 3,842,705
5,941 Talen Energy Supply, LLC,
Term Loan B
8.775% 1-Month LIBOR 3.750% 5/27/30 BB+ 5,762,304
7,331 Talen Energy Supply, LLC,
Term Loan B
8.775% 1-Month LIBOR 3.750% 5/27/30 BB+ 7,110,929
Total Electric Utilities 16,715,938
Electronic Equipment, Instruments & Components - 0.7% (0.4% of Total Investments)
2,270 II-VI Incorporated, Term
Loan B
7.847% SOFR30A 2.750% 7/01/29 BBB- 2,264,862
3,191 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 3,132,259
Total Electronic Equipment, Instruments & Components 5,397,121
Entertainment - 1.0% (0.6% of Total Investments)
1,901 AMC Entertainment
Holdings, Inc. , Term Loan B
7.946% 1-Month LIBOR 3.000% 4/22/26 B- 1,462,153
7,729 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 2/28/25 D 1,427,078
2,552 Diamond Sports Group, LLC,
Term Loan, Second Lien (5)
8.167% SOFR90A 3.250% 8/24/26 N/R 167,508
968 Lions Gate Capital Holdings
LLC, Term Loan B
7.275% 1-Month LIBOR 2.250% 3/24/25 Ba2 957,197
3,809 Springer Nature
Deutschland GmbH, Term
Loan B18
8.159% 3-Month LIBOR 3.000% 8/14/26 BB+ 3,811,764
26 Univision Communications
Inc., Term Loan C5
7.775% 1-Month LIBOR 2.750% 3/15/24 B+ 26,159
Total Entertainment 7,851,859
Financial Services - 1.4% (0.8% of Total Investments)
4,158 Avaya, Inc., Term Loan B2 (5) 8.840% 1-Month LIBOR 4.000% 12/15/27 D 1,049,932
4,884 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
6.703% 1-Month LIBOR 1.750% 1/15/25 Baa2 4,874,891
2,119 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.453% 1-Month LIBOR 1.500% 2/12/27 Baa2 2,088,221

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Financial Services (continued)
$ 2,786 Trans Union, LLC, Term Loan
B6
7.275% 1-Month LIBOR 2.250% 12/01/28 BBB- $ 2,782,259
Total Financial Services 10,795,303
Food Products - 1.1% (0.7% of Total Investments)
2,540 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.775% 1-Month LIBOR 3.750% 10/01/25 CCC+ 2,251,984
1,733 CHG PPC Parent LLC, Term
Loan
8.063% 1-Month LIBOR 3.000% 12/08/28 B1 1,721,672
1,945 Froneri International Ltd.,
Term Loan
7.409% 3-Month LIBOR 2.250% 1/31/27 B+ 1,924,792
1,984 H Food Holdings LLC, Term
Loan B
8.712% 1-Month LIBOR 3.688% 5/31/25 B2 1,577,294
1,612 Sycamore Buyer LLC, Term
Loan B
7.347% SOFR30A 2.250% 7/22/29 BB+ 1,564,550
Total Food Products 9,040,292
Ground Transportation - 1.6% (0.9% of Total Investments)
3,162 Hertz Corporation, (The),
Term Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 3,156,001
605 Hertz Corporation, (The),
Term Loan C , (DD1)
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 604,459
8,778 Uber Technologies, Inc.,
Term Loan B
7.870% TSFR3M 2.750% 3/03/30 Ba2 8,761,058
Total Ground Transportation 12,521,518
Health Care Equipment & Supplies - 6.7% (4.0% of Total Investments)
14,795 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 14,422,690
4,689 Carestream Health, Inc.,
Term Loan
12.498% SOFR90A 7.500% 9/30/27 B- 3,391,994
4,643 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 4,605,081
1,227 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 1,211,295
1,322 ICU Medical, Inc., Term Loan
B
7.548% SOFR90A 2.500% 12/14/28 BBB- 1,311,321
21,681 Medline Borrower, LP, Term
Loan B
8.275% SOFR30A 3.250% 10/21/28 BB- 21,073,945
7,415 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.775% 1-Month LIBOR 3.750% 7/02/25 B3 6,985,506
Total Health Care Equipment & Supplies 53,001,832
Health Care Providers & Services - 9.9% (5.9% of Total Investments)
4,925 AHP Health Partners, Inc.,
Term Loan B
8.525% 1-Month LIBOR 3.500% 8/23/28 B1 4,921,922
1,459 DaVita, Inc. , Term Loan B ,
(DD1)
6.847% 1-Month LIBOR 1.750% 8/12/26 BBB- 1,448,018
580 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 574,144
268 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 264,989
1,710 Gainwell Acquisition Corp.,
Term Loan B
8.998% SOFR90A 4.000% 10/01/27 BB- 1,652,782
2,861 Global Medical Response,
Inc., Term Loan , (DD1)
9.203% 2-Month LIBOR 4.250% 3/14/25 B3 1,778,422
12,122 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 B3 7,567,554

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 734 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ $ 734,651
1,734 Medical Solutions Holdings,
Inc., Term Loan, First Lien
8.240% TSFR3M 3.250% 11/01/28 B1 1,673,599
6,131 National Mentor Holdings,
Inc., Term Loan
8.790% SOFR30A +
SOFR90A
3.750% 3/02/28 B- 4,720,806
196 National Mentor Holdings,
Inc., Term Loan C
8.748% SOFR90A 3.750% 3/02/28 B- 151,296
3,326 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 2,990,077
15,081 Parexel International
Corporation, Term Loan, First
Lien
8.275% 1-Month LIBOR 3.250% 11/15/28 B1 14,844,130
6,018 Phoenix Guarantor Inc, Term
Loan B
8.275% 1-Month LIBOR 3.250% 3/05/26 B1 5,932,522
4,035 Phoenix Guarantor Inc, Term
Loan B3
8.525% 1-Month LIBOR 3.500% 3/05/26 B1 3,984,408
2,262 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
9.023% 3-Month LIBOR 3.750% 11/16/25 B1 2,133,988
9,709 Select Medical Corporation,
Term Loan B
7.530% 1-Month LIBOR 2.500% 3/06/25 Ba2 9,698,096
11,592 Surgery Center Holdings,
Inc., Term Loan
8.698% 1-Month LIBOR 3.750% 8/31/26 B1 11,581,257
841 Team Health Holdings, Inc.,
Term Loan B
10.232% SOFR30A 5.250% 2/02/27 B- 552,721
1,601 Team Health Holdings, Inc.,
Term Loan, First Lien
7.775% 1-Month LIBOR 2.750% 2/06/24 B- 1,356,934
Total Health Care Providers & Services 78,562,316
Health Care Technology - 0.0% (0.0% of Total Investments)
13 Athenahealth, Inc., Term
Loan
8.464% SOFR30A 3.500% 1/27/29 B+ 11,989
104 Athenahealth, Inc., Term
Loan B
8.464% SOFR30A 3.500% 1/27/29 B+ 97,591
Total Health Care Technology 109,580
Hotels, Restaurants & Leisure - 18.9% (11.2% of Total Investments)
2,342 Alterra Mountain Company,
Term Loan , (DD1)
8.525% 1-Month LIBOR 3.500% 8/17/28 B+ 2,341,168
2,017 Aramark Services, Inc., Term
Loan B3
6.775% 1-Month LIBOR 1.750% 3/11/25 BB+ 2,013,449
12,930 B.C. Unlimited Liability
Company, Term Loan B4
6.775% 1-Month LIBOR 1.750% 11/19/26 BB+ 12,826,325
7,805 Caesars Entertainment Corp,
Term Loan B
8.332% SOFR30A 3.250% 1/25/30 Ba3 7,788,180
2,209 Carnival Corporation, Term
Loan B
8.275% 1-Month LIBOR 3.250% 10/18/28 BB- 2,174,832
6,724 Carnival Corporation, Term
Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 6/30/25 Ba2 6,698,820
3,323 Churchill Downs
Incorporated, Term Loan B1
7.082% 1-Month LIBOR 2.000% 3/17/28 BBB- 3,323,171
6,656 ClubCorp Holdings, Inc.,
Term Loan B , (DD1)
7.775% 1-Month LIBOR 2.750% 9/18/24 B2 6,307,213
5,925 Crown Finance US, Inc., Term
Loan , (DD1)
14.924% SOFR90A +
TSFR3M
10.000% 9/09/23 N/R 6,043,521
1,848 Crown Finance US, Inc., Term
Loan (6)
6.642% 3-Month LIBOR 3.000% 8/31/23 CCC+ 340,346
11,989 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 10,885,872

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 14,820 Fertitta Entertainment, LLC,
Term Loan B
8.982% SOFR30A 4.000% 1/27/29 B $ 14,449,830
2,015 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.411% SOFR90A +
SOFR180A
3.500% 10/31/29 Ba1 2,025,277
2,955 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 8/02/28 BB+ 2,946,298
3,231 Hilton Worldwide Finance,
LLC, Term Loan B2
6.821% TSFR1M 1.750% 6/21/26 BBB- 3,230,055
10,287 IRB Holding Corp, Term
Loan B
8.082% SOFR30A 3.000% 12/15/27 B+ 10,136,993
5,634 Life Time Fitness Inc , Term
Loan B
9.775% 1-Month LIBOR 4.750% 12/15/24 B+ 5,639,624
4,302 Marriott Ownership Resorts,
Inc., Term Loan B
6.775% 1-Month LIBOR 1.750% 8/31/25 BB+ 4,299,063
304 Motion Finco Sarl, Term Loan
B2 , (WI/DD)
TBD TBD TBD TBD B 300,447
2,395 NASCAR Holdings, Inc, Term
Loan B
7.525% 1-Month LIBOR 2.500% 10/18/26 BBB- 2,400,658
581 PCI Gaming Authority, Term
Loan
7.525% 1-Month LIBOR 2.500% 5/31/26 BBB- 580,939
1,842 Penn National Gaming, Inc.,
Term Loan B
7.732% SOFR30A 2.750% 4/20/29 BB 1,836,801
1,523 Scientific Games Holdings
LP, Term Loan B
8.421% SOFR90A 3.500% 2/04/29 BB- 1,503,351
4,714 Scientific Games
International, Inc., Term Loan
7.981% SOFR30A 3.000% 4/07/29 BBB- 4,709,307
3,940 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.063% 1-Month LIBOR 3.000% 8/25/28 BB 3,930,150
11,376 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 11,380,360
3,050 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB 3,058,016
12,032 Station Casinos LLC, Term
Loan B
7.280% 1-Month LIBOR 2.250% 2/08/27 BB- 11,928,377
2,222 Twin River Worldwide
Holdings, Inc., Term Loan B
8.198% 1-Month LIBOR 3.250% 10/01/28 BB+ 2,145,609
382 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
7.780% 1-Month LIBOR 2.750% 5/16/25 B+ 381,069
1,788 Wyndham Hotels & Resorts,
Inc., Term Loan B
6.775% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,787,500
Total Hotels, Restaurants & Leisure 149,412,621
Household Durables - 0.9% (0.5% of Total Investments)
5,226 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.616% SOFR30A +
SOFR90A
3.750% 7/30/28 B 5,096,749
2,255 Weber-Stephen Products
LLC, Term Loan B
8.332% SOFR30A + 1
Month LIBOR
3.250% 10/30/27 CCC+ 2,022,753
Total Household Durables 7,119,502
Independent Power and Renewable Electricity Producers - 0.2% (0.1% of Total Investments)
1,311 Vistra Operations Company
LLC, Term Loan B3, First Lien
6.736% 1-Month LIBOR 1.750% 12/31/25 BBB- 1,307,193
Total Independent Power and Renewable Electricity Producers 1,307,193

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance - 8.2% (4.8% of Total Investments)
$ 16,478 Acrisure, LLC, Term Loan B 8.525% 1-Month LIBOR 3.500% 2/15/27 B $ 15,793,896
7,298 Alliant Holdings
Intermediate, LLC, Term Loan
B4 , (DD1)
8.510% 1-Month LIBOR 3.500% 11/06/27 B 7,245,684
2,971 Alliant Holdings
Intermediate, LLC, Term
Loan B5
8.376% SOFR30A 3.500% 2/08/27 B 2,950,264
1,591 AmWINS Group, Inc., Term
Loan B
7.721% SOFR30A 2.750% 2/19/28 Ba3 1,587,367
1,629 Asurion LLC, Term Loan B4,
Second Lien
10.275% 1-Month LIBOR 5.250% 1/20/29 B 1,357,332
846 Asurion LLC, Term Loan B7 8.025% 1-Month LIBOR 3.000% 11/03/24 Ba3 845,301
1,438 Asurion LLC, Term Loan B8 8.275% 1-Month LIBOR 3.250% 12/23/26 Ba3 1,346,839
5,207 Asurion LLC, Term Loan B9 8.275% 1-Month LIBOR 3.250% 7/31/27 Ba3 4,825,549
1,475 BroadStreet Partners Inc,
Term Loan B3 , (WI/DD)
TBD TBD TBD TBD B 1,464,859
1,124 Broadstreet Partners, Inc.,
Term Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 1/27/27 B 1,117,110
1,970 Broadstreet Partners, Inc.,
Term Loan B2
8.275% 1-Month LIBOR 3.250% 1/27/27 B 1,937,170
896 Hub International Limited,
Term Loan B
8.445% 3-Month LIBOR 3.250% 4/25/25 B 895,839
778 Hub International Limited,
Term Loan B
8.765% SOFR90A 4.000% 11/10/29 B 777,478
14,129 Hub International Limited,
Term Loan B
8.145% 1 + 3 Month
LIBOR
3.000% 4/25/25 B 14,118,446
244 Ryan Specialty Group, LLC,
Term Loan
8.082% SOFR30A 3.000% 9/01/27 BB- 243,699
5,970 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 5,964,597
1,935 USI, Inc., Term Loan B 8.409% 3-Month LIBOR 3.250% 12/02/26 B1 1,935,886
Total Insurance 64,407,316
Interactive Media & Services - 0.4% (0.3% of Total Investments)
1,326 Adevinta ASA, Term Loan B 7.909% 3-Month LIBOR 2.750% 6/25/28 BB+ 1,329,691
4,911 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- 2,071,177
Total Interactive Media & Services 3,400,868
IT Services - 3.0% (1.8% of Total Investments)
1,588 Ahead DB Holdings, LLC,
Term Loan B
8.909% 3-Month LIBOR 3.750% 10/16/27 B+ 1,544,600
2,478 Peraton Corp., Term Loan B 8.832% 1-Month LIBOR 3.750% 2/01/28 BB- 2,431,756
8,084 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 7,098,243
10,802 Tempo Acquisition LLC, Term
Loan B
7.982% SOFR30A 3.000% 8/31/28 BB- 10,809,556
1,500 World Wide Technology
Holding Co. LLC, Term Loan
8.153% TSFR1M 3.250% 2/23/30 BB 1,490,625
Total IT Services 23,374,780
Leisure Products - 1.6% (1.0% of Total Investments)
7,357 Hayward Industries, Inc.,
Term Loan
7.525% 1-Month LIBOR 2.500% 5/28/28 BB 7,166,428
1,185 SRAM, LLC , Term Loan B 7.775% 1-Month LIBOR 2.750% 5/18/28 BB- 1,169,487
4,525 Topgolf Callaway Brands
Corp., Term Loan B , (DD1)
8.582% SOFR30A 3.500% 3/09/30 B+ 4,527,127
Total Leisure Products 12,863,042

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Life Sciences Tools & Services - 0.9% (0.5% of Total Investments)
$ 838 Avantor Funding, Inc., Term
Loan B5
7.332% 1-Month LIBOR 2.250% 11/06/27 BB+ $ 837,920
6,736 Curia Global, Inc., Term Loan 8.848% SOFR30A +
SOFR90A
3.750% 8/30/26 B3 5,885,887
183 ICON Luxembourg S.A.R.L.,
Term Loan
7.126% SOFR90A 2.250% 7/01/28 BB+ 183,303
Total Life Sciences Tools & Services 6,907,110
Machinery - 2.3% (1.3% of Total Investments)
5,133 Ali Group North America
Corporation, Term Loan B
7.097% SOFR30A 2.000% 10/13/28 Baa3 5,120,500
1,933 Alliance Laundry Systems
LLC, Term Loan B
8.559% 3-Month LIBOR 3.500% 10/08/27 B 1,925,112
1,405 Chart Industries, Inc., Term
Loan B
8.740% TSFR1M 3.750% 12/08/29 Ba3 1,407,641
7,162 Gardner Denver, Inc., Term
Loan B2
6.832% SOFR30A 1.750% 2/28/27 BBB- 7,139,953
981 Grinding Media Inc., Term
Loan B
9.075% SOFR90A + 1
Month LIBOR
4.000% 10/12/28 B 931,782
1,474 Madison IAQ LLC, Term Loan 8.302% 6-Month LIBOR 3.250% 6/21/28 B2 1,421,417
Total Machinery 17,946,405
Media - 12.7% (7.5% of Total Investments)
3,637 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.582% SOFR30A 3.500% 12/21/28 B1 3,592,498
720 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.082% SOFR30A 6.000% 12/20/29 CCC+ 669,600
971 Altice Financing SA, Term
Loan
9.986% TSFR3M 5.000% 10/31/27 B 954,268
1,965 Cable One, Inc., Term Loan
B4
7.025% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,922,016
4,826 Cengage Learning, Inc.,
Term Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 4,720,582
7,508 Charter Communications
Operating, LLC, Term Loan
B2
6.721% SOFR30A 1.750% 2/01/27 BBB- 7,391,954
401 Checkout Holding Corp.,
First Out Term Loan
14.525% 1-Month LIBOR 7.500% 2/15/24 N/R 243,897
807 Checkout Holding Corp.,
Last Out Term Loan , (cash
2.000, PIK 9.500%)
8.762% 1-Month LIBOR 6.250% 8/15/23 N/R 50,029
12,449 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.807% 3-Month LIBOR 3.500% 8/21/26 B1 11,749,890
6,760 Cogeco Communications
Finance (USA), LP, Term
Loan B
7.025% 1-Month LIBOR 2.000% 1/04/25 BB 6,747,538
1,547 CSC Holdings, LLC, Term
Loan
7.198% 1-Month LIBOR 2.250% 1/15/26 B1 1,464,652
242 CSC Holdings, LLC, Term
Loan B1
7.198% 1-Month LIBOR 2.250% 7/17/25 B1 231,592
1,150 CSC Holdings, LLC, Term
Loan B5
7.448% 1-Month LIBOR 2.500% 4/15/27 B1 1,020,037
4,627 CSC Holdings, LLC, Term
Loan B6
9.390% TSFR1M 4.500% 1/18/28 B1 4,266,409
8,193 DirecTV Financing, LLC, Term
Loan
10.025% 1-Month LIBOR 5.000% 8/02/27 BBB- 7,886,032
2,895 Fleet U.S. Bidco Inc., Term
Loan B
8.025% 1-Month LIBOR 3.000% 10/07/26 B+ 2,895,000
4,988 Formula One Holdings
Limited., Term Loan B
8.232% SOFR30A 3.250% 1/15/30 BB+ 5,002,340

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 4,280 Gray Television, Inc., Term
Loan E
7.418% TSFR1M 2.500% 1/02/26 BB+ $ 4,243,313
3,406 iHeartCommunications, Inc.,
Term Loan
8.025% 1-Month LIBOR 3.000% 5/01/26 BB- 2,952,197
4,962 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.797% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 4,793,673
408 Mission Broadcasting, Inc.,
Term Loan B
7.348% 1-Month LIBOR 2.500% 6/03/28 BBB- 407,356
1,019 Nexstar Broadcasting, Inc.,
Term Loan B4
7.525% 1-Month LIBOR 2.500% 9/18/26 BBB- 1,018,055
740 Outfront Media Capital LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 11/18/26 Ba1 733,603
1,490 Radiate Holdco, LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD B3 1,237,639
1,407 Red Ventures LLC, Term
Loan B
7.982% SOFR30A 3.000% 2/23/30 BB- 1,391,362
8,798 Virgin Media Bristol LLC,
Term Loan N
7.448% 1-Month LIBOR 2.500% 1/31/28 BB+ 8,668,757
750 Virgin Media Bristol LLC,
Term Loan Y
8.113% SOFR180A 3.250% 3/06/31 BB- 738,937
13,651 Ziggo Financing Partnership,
Term Loan I , (DD1)
7.448% 1-Month LIBOR 2.500% 4/30/28 BB 13,420,549
Total Media 100,413,775
Oil, Gas & Consumable Fuels - 4.3% (2.6% of Total Investments)
13,280 Buckeye Partners, L.P., Term
Loan B
7.090% 1-Month LIBOR 2.250% 11/01/26 BBB- 13,272,890
321 EG America LLC, Term Loan 9.025% 1-Month LIBOR 4.000% 2/05/25 B- 310,729
3,878 EG Group Limited, Term
Loan B
9.151% 3-Month LIBOR 4.000% 2/05/25 B- 3,759,286
3,500 Freeport LNG Investments,
LLLP, Term Loan A
8.250% 3-Month LIBOR 3.000% 11/16/26 N/R 3,392,629
2,508 Gulf Finance, LLC, Term Loan 11.770% SOFR30A +
TSFR1M
6.750% 8/25/26 B 2,436,227
699 M6 ETX Holdings II Midco
LLC, Term Loan B
9.546% SOFR30A 4.500% 8/11/29 BB 695,243
2,400 Oryx Midstream Services
Permian Basin LLC, Term
Loan
8.193% SOFR30A 3.250% 10/05/28 BB 2,377,920
2,400 Oryx Midstream Services
Permian Basin LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB 2,377,920
1,608 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.025% 1-Month LIBOR 8.000% 8/27/26 B 1,605,034
2,958 TransMontaigne Operating
Company L.P., Term Loan B
8.517% 1-Month LIBOR 3.500% 11/05/28 BB- 2,934,741
1,170 Whitewater Whistler
Holdings, LLC, Term Loan B
8.148% SOFR90A 3.250% 1/25/30 BB+ 1,170,292
Total Oil, Gas & Consumable Fuels 34,332,911
Passenger Airlines - 5.4% (3.2% of Total Investments)
3,896 AAdvantage Loyalty IP Ltd.,
Term Loan
10.000% 3-Month LIBOR 4.750% 4/20/28 Ba2 3,927,441
2,709 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 2,708,265
7,115 American Airlines, Inc., Term
Loan B , (DD1)
8.154% SOFR180A 2.750% 2/06/28 Ba3 6,933,176
3,169 American Airlines, Inc., Term
Loan, First Lien
8.260% SOFR90A + 6
Month LIBOR
2.625% 1/29/27 Ba3 3,090,374

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Passenger Airlines (continued)
$ 10,340 Kestrel Bidco Inc., Term
Loan B
8.064% TSFR1M 3.000% 12/11/26 B+ $ 9,812,771
10,758 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 11,211,919
900 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 933,813
3,920 United Airlines, Inc., Term
Loan B
8.770% 1-Month LIBOR 3.750% 4/21/28 Ba1 3,913,865
Total Passenger Airlines 42,531,624
Personal Care Products - 1.3% (0.8% of Total Investments)
998 Conair Holdings, LLC, Term
Loan B
8.909% 3-Month LIBOR 3.750% 5/17/28 B- 935,516
6,232 Coty Inc., Term Loan B 7.197% 1-Month LIBOR 2.250% 4/05/25 BB 6,222,633
4 kdc/one Development
Corporation, Inc., Term Loan
B
8.775% 1-Month LIBOR 3.750% 12/21/25 N/R 4,208
2,260 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 2,210,239
1,097 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.023% SOFR90A 6.000% 12/22/26 B2 1,083,507
Total Personal Care Products 10,456,103
Pharmaceuticals - 2.2% (1.3% of Total Investments)
245 Catalent Pharma Solutions
Inc., Term Loan B3
7.063% 1-Month LIBOR 2.000% 2/22/28 BBB- 243,600
9,894 Jazz Financing Lux S.a.r.l.,
Term Loan , (DD1)
8.525% 1-Month LIBOR 3.500% 5/05/28 BB+ 9,891,854
4,566 Mallinckrodt International
Finance S.A., Term Loan ,
(DD1)
10.198% 1-Month LIBOR 5.250% 9/30/27 B3 3,272,024
2,542 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 2,541,979
1,629 Perrigo Investments, LLC,
Term Loan B
7.332% SOFR30A 2.350% 4/05/29 BB+ 1,623,269
Total Pharmaceuticals 17,572,726
Professional Services - 1.6% (0.9% of Total Investments)
901 CHG Healthcare Services
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 9/30/28 B1 897,107
3,403 Creative Artists Agency, LLC ,
Term Loan B , (DD1)
8.482% SOFR30A 3.500% 11/16/28 B+ 3,400,176
3,170 Dun & Bradstreet
Corporation (The), Term
Loan , (DD1)
8.268% 1-Month LIBOR 3.250% 2/08/26 BB+ 3,169,798
1,048 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B 994,013
2,540 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 3.500%, PIK
6.500%)
6.525% 1-Month LIBOR 1.500% 2/28/25 B- 2,576,422
1,474 Verscend Holding Corp.,
Term Loan B
9.025% 1-Month LIBOR 4.000% 8/27/25 BB- 1,474,088
Total Professional Services 12,511,604

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Real Estate Management & Development - 1.3% (0.8% of Total Investments)
$ 5,466 Brookfield Property REIT Inc.,
Term Loan B, First Lien
7.582% SOFR30A 2.500% 8/24/25 BB+ $ 5,311,172
1,827 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.332% SOFR30A 3.250% 1/31/30 BB 1,770,835
2,948 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
, (DD1)
7.775% 1-Month LIBOR 2.750% 8/21/25 BB 2,898,780
Total Real Estate Management & Development 9,980,787
Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
2,061 Bright Bidco B.V., Term Loan 6.068% SOFR90A 1.000% 10/31/27 B- 1,312,102
Total Semiconductors & Semiconductor Equipment 1,312,102
Software - 18.1% (10.7% of Total Investments)
1,053 Apttus Corporation, Term
Loan
9.523% 3-Month LIBOR 4.250% 5/06/28 BB 1,028,555
833 Avaya, Inc., Term Loan 14.827% SOFR30A 10.000% 12/15/27 D 205,141
6,285 Avaya, Inc., Term Loan 12.890% TSFR1M 8.000% 8/15/23 N/R 6,504,742
1,638 Avaya, Inc., Term Loan 12.528% TSFR3M 7.500% 8/01/28 N/R 1,638,145
9,233 Banff Merger Sub Inc, Term
Loan
8.775% 1-Month LIBOR 3.750% 10/02/25 B2 9,134,610
1,002 CCC Intelligent Solutions
Inc., Term Loan B
7.275% 1-Month LIBOR 2.250% 9/21/28 B+ 999,431
4,658 CDK Global, Inc., Term Loan
B
9.148% SOFR90A 4.250% 6/09/29 B+ 4,659,559
2,855 Ceridian HCM Holding Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 4/30/25 Ba3 2,853,493
3,980 DTI Holdco, Inc., Term Loan 9.795% SOFR90A 4.750% 4/21/29 B2 3,696,425
8,460 Emerald TopCo Inc, Term
Loan
8.525% 1-Month LIBOR 3.500% 7/25/26 B2 8,105,896
10,547 Epicor Software Corporation,
Term Loan
8.275% 1-Month LIBOR 3.250% 7/31/27 B2 10,430,618
8,766 Finastra USA, Inc., Term
Loan, First Lien
8.655% 2-Month LIBOR 3.500% 6/13/24 B 8,379,083
5,286 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.217% 1 + 3 Month
LIBOR
3.125% 12/01/27 B2 5,245,681
6,930 Informatica LLC, Term Loan B 7.813% 1-Month LIBOR 2.750% 10/14/28 BB- 6,923,070
3,604 McAfee, LLC, Term Loan B 8.653% SOFR30A 3.750% 2/03/29 BB+ 3,407,491
8,002 NortonLifeLock Inc., Term
Loan B
7.082% SOFR30A 2.000% 1/28/29 BBB- 7,926,873
10,474 Open Text Corporation,
Term Loan B
8.582% SOFR30A 3.500% 8/25/29 BBB- 10,480,296
735 Project Ruby Ultimate Parent
Corp., Term Loan
8.347% 1-Month LIBOR 3.250% 3/10/28 B 713,637
1,692 Proofpoint, Inc., Term Loan,
First Lien
8.275% 1-Month LIBOR 3.250% 8/31/28 BB- 1,657,530
1,625 Quartz Acquireco LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 1,619,922
256 RealPage, Inc, Term Loan,
First Lien
8.025% 1-Month LIBOR 3.000% 4/22/28 B+ 249,344
9,887 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 9,775,775
3,332 SS&C European Holdings
Sarl, Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 3,328,960
3,754 SS&C Technologies Inc.,
Term Loan B3
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 3,750,761
8,342 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 8,135,754
14,475 Ultimate Software Group Inc
(The), Term Loan B
8.895% SOFR90A 3.750% 5/03/26 B1 14,262,796
1,675 Vision Solutions, Inc., Term
Loan
9.255% 3-Month LIBOR 4.000% 5/28/28 B2 1,494,658

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 6,395 Zelis Healthcare Corporation,
Term Loan
8.525% 1-Month LIBOR 3.500% 9/30/26 B $ 6,373,446
Total Software 142,981,692
Specialty Retail - 4.2% (2.5% of Total Investments)
849 Academy, Ltd., Term Loan 8.598% 1-Month LIBOR 3.750% 11/06/27 BB 850,341
2,125 Avis Budget Car Rental, LLC,
Term Loan B
6.847% SOFR30A 1.750% 8/06/27 BB+ 2,110,682
2,534 Avis Budget Car Rental, LLC,
Term Loan C
8.582% SOFR30A 3.500% 3/15/29 BB+ 2,539,134
1,460 Belron Finance US LLC, Term
Loan
7.832% SOFR90A 2.750% 4/06/29 Ba2 1,459,088
757 Driven Holdings, LLC, Term
Loan B
7.953% 1-Month LIBOR 3.000% 12/17/28 B3 744,096
3,746 Jo-Ann Stores, Inc., Term
Loan B1
10.018% 3-Month LIBOR 4.750% 6/30/28 CCC+ 2,066,372
2,820 LBM Acquisition LLC, Term
Loan B
8.775% 1-Month LIBOR 3.750% 12/18/27 B+ 2,627,641
1,069 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 1,065,947
16,074 PetSmart, Inc., Term Loan B 8.832% SOFR30A 3.750% 2/12/28 BB 16,023,470
3,549 Restoration Hardware, Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 10/15/28 BB- 3,300,556
755 SRS Distribution Inc., Term
Loan
8.471% SOFR30A 3.500% 6/04/28 B- 722,704
Total Specialty Retail 33,510,031
Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
3,194 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 3,173,271
636 New Trojan Parent, Inc., Term
Loan, First Lien
8.236% 1-Month LIBOR 3.250% 1/06/28 B- 432,355
Total Textiles, Apparel & Luxury Goods 3,605,626
Trading Companies & Distributors - 1.9% (1.1% of Total Investments)
13,585 Core & Main LP, Term Loan B 7.644% SOFR30A +
SOFR90A
2.500% 6/10/28 B+ 13,522,249
1,470 Resideo Funding Inc., Term
Loan
7.180% 1 + 2 + 3
Month LIBOR
2.250% 2/12/28 BBB- 1,468,397
9 Univar Solutions USA Inc.,
Term Loan B6
6.775% 1-Month LIBOR 1.750% 6/03/28 BBB- 8,484
Total Trading Companies & Distributors 14,999,130
Transportation Infrastructure - 0.9% (0.5% of Total Investments)
2,195 Brown Group Holding, LLC,
Term Loan B
7.582% SOFR30A 2.500% 4/22/28 B+ 2,151,914
1,791 Brown Group Holding, LLC,
Term Loan B2
8.764% SOFR30A 3.750% 6/09/29 B+ 1,784,776
3,000 KKR Apple Bidco, LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD B+ 2,967,195
Total Transportation Infrastructure 6,903,885
Wireless Telecommunication Services - 1.0% (0.6% of Total Investments)
1,474 GOGO Intermediate
Holdings LLC, Term Loan B
8.847% SOFR30A 3.750% 4/30/28 B+ 1,463,485
6,753 Intelsat Jackson Holdings
S.A., Term Loan B
9.082% SOFR90A 4.250% 1/27/29 BB+ 6,678,686
Total Wireless Telecommunication Services 8,142,171
Total Variable Rate Senior Loan Interests (cost $1,156,846,004) 1,107,729,488

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 208,735,167 CORPORATE BONDS - 26.4% (15.6% of Total Investments)
X 208,735,167
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 2,963 TransDigm Inc (7) 4.625% 1/15/29 B- $ 2,681,515
Total Aerospace & Defense 2,681,515
Automobile Components - 0.3% (0.2% of Total Investments)
2,699 Clarios Global LP / Clarios US Finance Co, 144A (7) 6.250% 5/15/26 B+ 2,685,701
Total Automobile Components 2,685,701
Capital Markets - 0.1% (0.1% of Total Investments)
1,000 LPL Holdings Inc, 144A (7) 4.625% 11/15/27 BBB- 944,490
Total Capital Markets 944,490
Chemicals - 0.5% (0.3% of Total Investments)
2,138 Rayonier AM Products Inc, 144A (7) 7.625% 1/15/26 B+ 1,902,820
2,690 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A (7)
5.375% 9/01/25 B2 2,254,543
Total Chemicals 4,157,363
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
1,200 GFL Environmental Inc, 144A (7) 5.125% 12/15/26 BB- 1,180,470
2,500 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (7)
3.375% 8/31/27 BB- 2,234,112
2,650 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (7)
6.250% 1/15/28 B- 2,481,820
2,316 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (7)
5.750% 4/15/26 BB- 2,298,546
Total Commercial Services & Supplies 8,194,948
Communications Equipment - 1.9% (1.1% of Total Investments)
20,424 Avaya Inc, 144A (5),(8) 6.125% 9/15/28 D 5,412,360
1,975 Commscope Inc, 144A (7) 4.750% 9/01/29 B1 1,594,904
2,250 Commscope Inc, 144A (7) 8.250% 3/01/27 CCC+ 1,739,513
1,860 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 1,334,550
6,750 CommScope Technologies LLC, 144A (7) 5.000% 3/15/27 CCC+ 4,663,302
Total Communications Equipment 14,744,629
Consumer Staples Distribution & Retail - 0.5% (0.3% of Total Investments)
4,000 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A (7)
4.625% 1/15/27 BB 3,866,786
Total Consumer Staples Distribution & Retail 3,866,786
Containers & Packaging - 0.1% (0.1% of Total Investments)
1,190 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A (7)
4.375% 9/30/28 B+ 1,047,926
Total Containers & Packaging 1,047,926
Diversified Telecommunication Services - 1.1% (0.7% of Total Investments)
1,978 Frontier Communications Holdings LLC, 144A (7) 6.000% 1/15/30 BB- 1,512,997
2,000 Frontier Communications Holdings LLC (7) 5.875% 11/01/29 CCC+ 1,521,197
6,313 Frontier Communications Holdings LLC, 144A (7) 5.875% 10/15/27 BB+ 5,811,020
Total Diversified Telecommunication Services 8,845,214
Electric Utilities - 0.9% (0.5% of Total Investments)
3,750 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 38
1,940 Pacific Gas and Electric Co (7) 4.550% 7/01/30 BBB 1,802,877
3,318 PG&E Corp (7) 5.000% 7/01/28 BB+ 3,122,132
2,000 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R 2,080,000
Total Electric Utilities 7,005,047

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Energy Equipment & Services - 0.8% (0.5% of Total Investments)
$ 1,500 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 CCC+ $ 1,365,000
2,200 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 B1 2,200,000
1,500 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 1,535,220
1,500 Weatherford International Ltd, 144A (7) 8.625% 4/30/30 B 1,527,930
Total Energy Equipment & Services 6,628,150
Entertainment - 0.9% (0.6% of Total Investments)
10,390 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%) (7)
10.000% 6/15/26 CCC- 7,016,108
5,750 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
6.625% 8/15/27 N/R 172,500
4,040 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 272,700
Total Entertainment 7,461,308
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
1,975 Mozart Debt Merger Sub Inc, 144A (7) 3.875% 4/01/29 BB- 1,728,033
Total Health Care Equipment & Supplies 1,728,033
Health Care Providers & Services - 1.6% (0.9% of Total Investments)
3,210 Select Medical Corp, 144A (7) 6.250% 8/15/26 B- 3,143,983
1,201 Tenet Healthcare Corp (7) 4.875% 1/01/26 BB- 1,182,812
8,500 Tenet Healthcare Corp (7) 6.125% 10/01/28 B+ 8,246,771
Total Health Care Providers & Services 12,573,566
Hotels, Restaurants & Leisure - 1.6% (1.0% of Total Investments)
1,193 1011778 BC ULC / New Red Finance Inc, 144A (7) 3.500% 2/15/29 BB+ 1,072,391
5,692 BC ULC / New Red Finance Inc, 144A (7) 4.000% 10/15/30 B+ 4,969,011
1,623 Caesars Entertainment Inc, 144A (7) 6.250% 7/01/25 Ba3 1,624,981
1,850 Carnival Corp, 144A (7) 10.500% 2/01/26 BB- 1,931,261
1,895 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 B+ 2,037,284
1,201 Life Time Inc, 144A (7) 5.750% 1/15/26 B+ 1,172,816
Total Hotels, Restaurants & Leisure 12,807,744
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
3,890 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 4,065,050
1,305 Ziggo Bond Co BV, 144A (7) 6.000% 1/15/27 B- 1,238,076
Total Independent Power Producers & Energy Traders 5,303,126
Insurance - 0.2% (0.1% of Total Investments)
1,175 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A (7)
6.750% 4/15/28 B2 1,173,515
625 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A (7)
4.250% 10/15/27 B 572,217
Total Insurance 1,745,732
Interactive Media & Services - 0.2% (0.1% of Total Investments)
4,391 Rackspace Technology Global Inc, 144A (7) 3.500% 2/15/28 B- 1,822,265
Total Interactive Media & Services 1,822,265
Internet Software & Services - 0.3% (0.1% of Total Investments)
8,231 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 1,953,217
Total Internet Software & Services 1,953,217

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Media - 3.2% (1.9% of Total Investments)
$ 7,000 Charter Communications Operating LLC / Charter
Communications Operating Capital (7)
3.500% 3/01/42 BBB- $ 4,726,966
3,000 Clear Channel Outdoor Holdings Inc, 144A (7) 5.125% 8/15/27 B1 2,709,787
8,521 CSC Holdings LLC, 144A (7) 3.375% 2/15/31 B1 5,855,677
5,000 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A (7)
5.875% 8/15/27 BBB- 4,387,849
18 iHeartCommunications Inc 6.375% 5/01/26 BB- 15,258
2,799 McGraw-Hill Education Inc, 144A (7) 5.750% 8/01/28 BB+ 2,486,121
6,006 VZ Secured Financing BV, 144A (7) 5.000% 1/15/32 BB 5,012,117
Total Media 25,193,775
Metals & Mining - 0.3% (0.2% of Total Investments)
2,120 First Quantum Minerals Ltd, 144A (7) 6.875% 10/15/27 B+ 2,058,201
Total Metals & Mining 2,058,201
Oil, Gas & Consumable Fuels - 2.2% (1.3% of Total Investments)
2,000 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A (7)
8.125% 1/15/27 B- 1,935,640
2,000 Citgo Petroleum Corp, 144A (7) 7.000% 6/15/25 BB 1,990,000
3,201 Hilcorp Energy I LP / Hilcorp Finance Co, 144A (7) 6.250% 11/01/28 BB+ 3,065,764
1,000 Matador Resources Co 5.875% 9/15/26 BB- 980,628
1,201 MEG Energy Corp, 144A (7) 5.875% 2/01/29 BB- 1,153,097
6,503 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A (7)
7.500% 2/01/26 B+ 6,235,144
750 NGL Energy Partners LP / NGL Energy Finance Corp (7) 7.500% 4/15/26 CCC 673,561
500 NGL Energy Partners LP / NGL Energy Finance Corp (7) 6.125% 3/01/25 CCC 461,840
485 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB 483,181
Total Oil, Gas & Consumable Fuels 16,978,855
Passenger Airlines - 1.6% (0.9% of Total Investments)
3,405 American Airlines Inc, 144A (7) 11.750% 7/15/25 Ba3 3,745,701
1,975 Delta Air Lines Inc (7) 3.750% 10/28/29 Baa3 1,766,605
4,250 Mileage Plus Holdings LLC / Mileage Plus Intellectual
Property Assets Ltd, 144A (7)
6.500% 6/20/27 Baa3 4,243,202
1,623 United Airlines Inc, 144A (7) 4.625% 4/15/29 Ba1 1,468,858
1,201 United Airlines Inc, 144A (7) 4.375% 4/15/26 Ba1 1,146,978
Total Passenger Airlines 12,371,344
Pharmaceuticals - 1.1% (0.6% of Total Investments)
7,000 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 7,192,500
1,500 ORGANON & CO/ORG, 144A (7) 5.125% 4/30/31 BB- 1,336,565
Total Pharmaceuticals 8,529,065
Professional Services - 0.3% (0.1% of Total Investments)
2,000 Verscend Escrow Corp, 144A (7) 9.750% 8/15/26 CCC+ 2,018,458
Total Professional Services 2,018,458
Software - 0.2% (0.1% of Total Investments)
1,500 SS&C Technologies Inc, 144A (7) 5.500% 9/30/27 B+ 1,451,874
Total Software 1,451,874
Specialized Reits - 0.4% (0.3% of Total Investments)
5,250 American Tower Corp 2.950% 1/15/51 BBB+ 3,381,842
Total Specialized Reits 3,381,842

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Specialty Retail - 2.2% (1.3% of Total Investments)
$ 3,900 Academy Ltd, 144A (7) 6.000% 11/15/27 BB $ 3,830,560
9,515 Hertz Corp/The, 144A (7) 4.625% 12/01/26 B+ 8,569,780
3,945 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 2,644,570
675 PetSmart Inc / PetSmart Finance Corp, 144A (7) 7.750% 2/15/29 B- 665,638
1,188 PetSmart Inc / PetSmart Finance Corp, 144A (7) 4.750% 2/15/28 BB 1,122,837
545 Staples Inc, 144A (7) 7.500% 4/15/26 B 459,619
Total Specialty Retail 17,293,004
Trading Companies & Distributors - 0.7% (0.4% of Total Investments)
6,000 Air Lease Corp (7) 3.000% 2/01/30 BBB 5,143,850
Total Trading Companies & Distributors 5,143,850
Wireless Telecommunication Services - 1.0% (0.6% of Total Investments)
4,000 Hughes Satellite Systems Corp (7) 5.250% 8/01/26 BBB- 3,824,360
5,180 Vmed O2 UK Financing I PLC, 144A (7) 4.250% 1/31/31 BB+ 4,293,779
Total Wireless Telecommunication Services 8,118,139
Total Corporate Bonds (cost $238,879,653) 208,735,167
Shares Description (1) Value
X 13,061,137 COMMON STOCKS - 1.7% (1.0% of Total Investments)
X 13,061,137
Broadline Retail - 0.0% (0.0% of Total Investments)
196 Belk Inc (8),(9) $ 1,568
Total Broadline Retail 1,568
Chemicals - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 8,420
Total Chemicals 8,420
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
41,905 Cengage Learning Holdings II Inc (9) 450,479
Total Diversified Consumer Services 450,479
Energy Equipment & Services - 0.6% (0.4% of Total Investments)
31,033 Quarternorth Energy Holding Inc (9) 4,292,888
31,358 Vantage Drilling International (9) 513,486
Total Energy Equipment & Services 4,806,374
Health Care Equipment & Supplies - 0.1% (0.1% of Total Investments)
242,758 Onex Carestream Finance LP (9) 849,653
Total Health Care Equipment & Supplies 849,653
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
198,883 Millennium Health LLC (8),(9) 8,552
211,860 Millennium Health LLC (8),(9) 30,296
Total Health Care Providers & Services 38,848
Independent Power and Renewable Electricity Producers - 0.8% (0.5% of Total Investments)
80,962 Energy Harbor Corp (9),(10) 6,281,275
Total Independent Power and Renewable Electricity Producers 6,281,275
Media - 0.0% (0.0% of Total Investments)
9,796 Catalina Marketing Corp (8),(9) 10
8 Cumulus Media Inc, Class A (9) 28
Total Media 38

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 0.1% (0.0% of Total Investments)
5,773 California Resources Corp $ 233,807
Total Oil, Gas & Consumable Fuels 233,807
Professional Services - 0.0% (0.0% of Total Investments)
164,471 Skillsoft Corp (9) 202,299
Total Professional Services 202,299
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
39,129 Bright Bidco BV (8),(9) 102,440
28,645 Bright Bidco BV (9) 85,936
Total Semiconductors & Semiconductor Equipment 188,376
Total Common Stocks (cost $22,459,629) 13,061,137
Shares Description (1) Value
X 3,290,753 WARRANTS - 0.4% (0.2% of Total Investments)
X 3,290,753
Energy Equipment & Services - 0.4% (0.2% of Total Investments)
17,602 Quarternorth Energy Holding Inc $ 2,434,937
72,802 Quarternorth Energy Holding Inc 509,614
37,801 Quarternorth Energy Holding Inc 340,209
Total Energy Equipment & Services 3,284,760
Entertainment - 0.0% (0.0% of Total Investments)
266,347 Cineworld Warrant –
Total Entertainment –
Media - 0.0% (0.0% of Total Investments)
4,644 Tenerity Inc (8) 5
Total Media 5
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
629 California Resources Corp 5,988
Total Oil, Gas & Consumable Fuels 5,988
Total Warrants (cost $1,831,028) 3,290,753
Shares Description (1) Coupon Ratings (4) Value
344 CONVERTIBLE PREFERRED SECURITIES - 0.0% (0.0% of Total Investments)
X 344
Communications Equipment - 0.0% (0.0% of Total Investments)
34,377 Riverbed Technology Inc 0.000% N/R $ 344
Total Communications Equipment 344
Total Convertible Preferred Securities (cost $784,092) 344
Total Long-Term Investments (cost $1,420,800,406) 1,332,816,889
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  0.1% (0.1% of Total Investments)
848,146 INVESTMENT COMPANIES - 0.1% (0.1% of Total Investments)
X 848,146
848,146 BlackRock Liquidity Funds T-Fund 4.719%(11) $ 848,146
Total Investment Companies (cost $848,146) 848,146
Total Short-Term Investments (cost $848,146) 848,146
Total Investments (cost $ 1,421,648,552 ) - 168 .8% 1,333,665,035
Borrowings - (27.5)% (12),(13) (217,300,000)
Reverse Repurchase Agreements, including accrued interest - (18.0)%(14) (142,031,319)
TFP Shares, Net - (17.6)%(15) (139,344,049)
Other Assets & Liabilities, Net -  (5.7)% (44,906,292)
Net Assets Applicable to Common Shares - 100% $ 790,083,375

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,107,729,488 $ – $ 1,107,729,488
Corporate Bonds – 203,322,807 5,412,360 208,735,167
Common Stocks 444,554 12,473,717 142,866 13,061,137
Warrants 5,988 3,284,760 5 3,290,753
Convertible Preferred Securities – 344 – 344
Short-Term Investments:
Investment Companies 848,146 – – 848,146
Total
$ 1,298,688 $ 1,326,811,116 $ 5,555,231 $ 1,333,665,035
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $170,702,557 have been pledged as collateral for reverse repurchase agreements.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JQC
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12) Borrowings as a percentage of Total Investments is 16.3%.
(13) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.6%.
(15) TFP Shares, Net as a percentage of Total Investments is 10.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.